American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
March 31, 2023

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 95.7%
Aerospace and Defense — 1.2%
Huntington Ingalls Industries, Inc.	40,740	8,433,995
Automobile Components — 2.2%
BorgWarner, Inc.	206,525	10,142,443
Cie Generale des Etablissements Michelin SCA	159,624	4,879,429
		15,021,872
Banks — 5.0%
Capitol Federal Financial, Inc.	301,989	2,032,386
First Hawaiian, Inc.	382,130	7,883,342
Prosperity Bancshares, Inc.	121,172	7,454,501
Truist Financial Corp.	277,987	9,479,357
U.S. Bancorp	137,090	4,942,094
Westamerica BanCorp	50,492	2,236,796
		34,028,476
Broadline Retail — 1.7%
Dollar Tree, Inc.(1)	79,834	11,460,171
Building Products — 1.2%
Cie de Saint-Gobain	142,565	8,103,903
Capital Markets — 6.9%
Ameriprise Financial, Inc.	7,406	2,269,939
Bank of New York Mellon Corp.	322,562	14,657,217
Northern Trust Corp.	220,318	19,416,626
T. Rowe Price Group, Inc.	90,729	10,243,304
		46,587,086
Chemicals — 2.1%
Akzo Nobel NV	105,665	8,264,546
Axalta Coating Systems Ltd.(1)	193,503	5,861,206
		14,125,752
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	22,546	3,048,670
Communications Equipment — 1.9%
F5, Inc.(1)	52,215	7,607,203
Juniper Networks, Inc.	153,074	5,268,807
		12,876,010
Construction and Engineering — 0.9%
Vinci SA	53,751	6,162,139
Consumer Staples Distribution & Retail — 2.1%
Koninklijke Ahold Delhaize NV	409,311	13,984,154
Containers and Packaging — 3.3%
Amcor PLC	623,324	7,093,427
Packaging Corp. of America	84,505	11,731,829
Sonoco Products Co.	56,055	3,419,355
		22,244,611
Diversified REITs — 6.7%
Equinix, Inc.	7,426	5,354,443
Essex Property Trust, Inc.	33,985	7,107,623
Healthpeak Properties, Inc.	388,390	8,532,928
Realty Income Corp.	153,655	9,729,435
Regency Centers Corp.	138,519	8,474,592
VICI Properties, Inc.	24,619	803,072

Weyerhaeuser Co.	57,664	1,737,416
WP Carey, Inc.	47,771	3,699,864
		45,439,373
Electric Utilities — 5.1%
Duke Energy Corp.	74,581	7,194,829
Edison International	215,156	15,187,862
Evergy, Inc.	58,951	3,603,085
Eversource Energy	38,992	3,051,514
Pinnacle West Capital Corp.	67,827	5,374,612
		34,411,902
Electrical Equipment — 2.7%
Emerson Electric Co.	125,222	10,911,845
Legrand SA	33,034	3,018,393
nVent Electric PLC	103,908	4,461,810
		18,392,048
Electronic Equipment, Instruments and Components — 1.6%
Corning, Inc.	98,104	3,461,109
TE Connectivity Ltd.	56,200	7,370,630
		10,831,739
Energy Equipment and Services — 1.0%
Baker Hughes Co.	245,560	7,086,862
Entertainment — 0.5%
Electronic Arts, Inc.	29,536	3,557,611
Food Products — 2.9%
Conagra Brands, Inc.	365,292	13,720,368
J M Smucker Co.	37,285	5,867,540
		19,587,908
Gas Utilities — 2.5%
Atmos Energy Corp.	31,364	3,524,059
Spire, Inc.	189,630	13,300,648
		16,824,707
Ground Transportation — 0.7%
Heartland Express, Inc.	295,442	4,703,437
Health Care Equipment and Supplies — 6.1%
Baxter International, Inc.	44,706	1,813,275
Becton Dickinson & Co.	12,348	3,056,624
DENTSPLY SIRONA, Inc.	126,508	4,969,234
Embecta Corp.	159,149	4,475,270
Envista Holdings Corp.(1)	110,824	4,530,485
Hologic, Inc.(1)	22,122	1,785,246
Zimmer Biomet Holdings, Inc.	156,615	20,234,658
		40,864,792
Health Care Providers and Services — 8.4%
AmerisourceBergen Corp.	55,800	8,934,138
Cardinal Health, Inc.	60,708	4,583,454
Centene Corp.(1)	56,177	3,550,948
Henry Schein, Inc.(1)	148,724	12,126,955
Laboratory Corp. of America Holdings	34,438	7,900,766
Quest Diagnostics, Inc.	68,279	9,660,113
Universal Health Services, Inc., Class B	75,885	9,644,984
		56,401,358
Hotels, Restaurants and Leisure — 0.9%
Sodexo SA	59,266	5,788,543
Household Products — 2.5%
Henkel AG & Co. KGaA, Preference Shares	91,374	7,148,548

Kimberly-Clark Corp.	72,215	9,692,697
		16,841,245
Insurance — 6.1%
Aflac, Inc.	80,680	5,205,473
Allstate Corp.	130,943	14,509,794
Chubb Ltd.	5,065	983,522
Hanover Insurance Group, Inc.	43,496	5,589,236
Reinsurance Group of America, Inc.	50,271	6,673,978
Willis Towers Watson PLC	34,485	8,013,624
		40,975,627
IT Services — 1.2%
Amdocs Ltd.	81,973	7,871,867
Machinery — 3.0%
Cummins, Inc.	15,787	3,771,199
IMI PLC	253,566	4,799,697
Oshkosh Corp.	138,853	11,549,792
		20,120,688
Media — 1.9%
Fox Corp., Class B	263,166	8,239,727
Omnicom Group, Inc.	50,806	4,793,038
		13,032,765
Multi-Utilities — 1.6%
NorthWestern Corp.	187,544	10,851,296
Oil, Gas and Consumable Fuels — 3.9%
Devon Energy Corp.	89,764	4,542,956
Diamondback Energy, Inc.	39,064	5,280,281
Enterprise Products Partners LP	354,554	9,182,949
EQT Corp.	162,630	5,189,523
Phillips 66	19,638	1,990,900
		26,186,609
Passenger Airlines — 1.6%
Southwest Airlines Co.	336,494	10,949,515
Semiconductors and Semiconductor Equipment — 0.5%
Applied Materials, Inc.	12,477	1,532,550
Teradyne, Inc.	18,017	1,937,008
		3,469,558
Specialized REITs — 1.0%
Public Storage	22,247	6,721,709
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	52,750	6,414,927
Technology Hardware, Storage and Peripherals — 0.9%
HP, Inc.	203,624	5,976,364
Trading Companies and Distributors — 2.4%
Beacon Roofing Supply, Inc.(1)	87,770	5,165,264
MSC Industrial Direct Co., Inc., Class A	128,943	10,831,212
		15,996,476
TOTAL COMMON STOCKS (Cost $589,697,803)		645,375,765
EXCHANGE-TRADED FUNDS — 2.4%
iShares Russell Mid-Cap Value ETF (Cost $16,044,429)	153,919	16,346,198
SHORT-TERM INVESTMENTS — 2.1%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,263	3,263

Repurchase Agreements — 2.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 8/15/40 - 5/15/49, valued at $3,800,904), in a joint trading account at 4.67%, dated 3/31/23, due 4/3/23 (Delivery value $3,667,520)	3,666,093
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 3/31/28, valued at $10,816,135), at 4.81%, dated 3/31/23, due 4/3/23 (Delivery value $10,608,250)	10,604,000
14,270,093
TOTAL SHORT-TERM INVESTMENTS (Cost $14,273,356)	14,273,356
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $620,015,588)	675,995,319
OTHER ASSETS AND LIABILITIES — (0.2)%	(1,120,836)
TOTAL NET ASSETS — 100.0%	$674,874,483

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,914,721	USD	2,077,693	JPMorgan Chase Bank N.A.	6/30/23	$8,981
USD	49,082,168	EUR	45,433,832	JPMorgan Chase Bank N.A.	6/30/23	(431,863)
USD	3,967,017	GBP	3,228,656	Bank of America N.A.	6/30/23	(22,560)
USD	112,036	GBP	90,523	Bank of America N.A.	6/30/23	179
						$(445,263)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobile Components	$10,142,443	$4,879,429	—
Building Products	—	8,103,903	—
Chemicals	5,861,206	8,264,546	—
Construction and Engineering	—	6,162,139	—
Consumer Staples Distribution & Retail	—	13,984,154	—
Electrical Equipment	15,373,655	3,018,393	—
Hotels, Restaurants and Leisure	—	5,788,543	—
Household Products	9,692,697	7,148,548	—
Machinery	15,320,991	4,799,697	—
Other Industries	526,835,421	—	—
Exchange-Traded Funds	16,346,198	—	—
Short-Term Investments	3,263	14,270,093	—
	$599,575,874	$76,419,445	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$9,160	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$454,423	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.